Employee Benefit Plans - Change in Benefit Obligation and Plan Assets, Funded Status, Amounts Recognized in Balance Sheet, and ABO in Excess of Plan Assets (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended			3 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2012 Total Pension Benefits [Member]	Dec. 31, 2011 Total Pension Benefits [Member]	Dec. 31, 2010 Total Pension Benefits [Member]	Dec. 31, 2012 U.S. Pension Benefits [Member]	Sep. 30, 2012 U.S. Pension Benefits [Member]	Dec. 31, 2012 U.S. Pension Benefits [Member]	Dec. 31, 2011 U.S. Pension Benefits [Member]	Dec. 31, 2010 U.S. Pension Benefits [Member]	Dec. 31, 2012 International Pension Benefits [Member]	Dec. 31, 2011 International Pension Benefits [Member]	Dec. 31, 2010 International Pension Benefits [Member]	Dec. 31, 2011 Postemployment Benefits [Member]	Dec. 31, 2012 Postemployment Benefits [Member]	Dec. 31, 2011 Postemployment Benefits [Member]	Dec. 31, 2010 Postemployment Benefits [Member]	Dec. 31, 2012 Postretirement Benefits [Member]	Dec. 31, 2011 Postretirement Benefits [Member]	Dec. 31, 2010 Postretirement Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1	$ 6,060	$ 5,522				$ 4,027	$ 3,595		$ 2,033	$ 1,927			$ 264	$ 313		$ 44	$ 55
Restructuring program cost													(1)	6
Net service cost	14	15	15			0	0	0	14	15	15		24	25	22	0	0	0
Interest cost	242	272	279			159	182	190	83	90	89		9	10	11	1	2	5
Amendment	9	(3)				0	0		9	(3)		(44)	(3)	(41)		(4)	0
Actuarial loss	333	577				203	451		130	126			1	(20)		(1)	(6)
Benefits paid	(798)	(322)				(687)	(201)		(111)	(121)			(37)	(31)		(8)	(11)
Plan participant contributions	3	3				0	0		3	3						3	4
Curtailment	(1)	0				0	0		(1)	0
Settlement	(2)	0				0	0		(2)	0
Currency translation adjustments	91	(4)				0	0		91	(4)			1	2
Benefit obligation as of December 31	5,711	6,060	5,522	3,462		3,462	4,027	3,595	2,249	2,033	1,927	264	258	264	313	35	44	55
Accumulated benefit obligation as of December 31	5,628	5,982		3,462		3,462	4,027		2,166	1,955
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets as of January 1	4,714	4,525				2,733	2,692		1,981	1,833
Actual return on plan assets	499	387				318	233		181	154
Company contributions	752	125		100	500	651	9		101	116
Benefits paid	(798)	(322)				(687)	(201)		(111)	(121)			(37)	(31)		(8)	(11)
Currency translation adjustments	75	(4)				0	0		75	(4)
Plan participant contributions	3	3				0	0		3	3						3	4
Fair value of plan assets as of December 31	5,243	4,714	4,525	3,015		3,015	2,733	2,692	2,228	1,981	1,833
Funded Status	(468)	(1,346)		(447)		(447)	(1,294)		(21)	(52)		(264)	(258)	(264)		(35)	(44)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	368	339		0		0	0		368	339
Current liabilities	(24)	(23)		(9)		(9)	(8)		(15)	(15)		(44)	(42)	(44)		(5)	(8)
Noncurrent liabilities	(812)	(1,662)		(438)		(438)	(1,286)		(374)	(376)		(220)	(216)	(220)		(30)	(36)
Net amounts recognized	(468)	(1,346)		(447)		(447)	(1,294)		(21)	(52)		(264)	(258)	(264)		(35)	(44)
Amounts recognized in the accumulated other comprehensive loss
Net actuarial loss	1,667	2,053		858		858	1,272		809	781		97	87	97		29	33
Prior service cost	5	3		0		0	0		5	3		(40)	(36)	(40)		(88)	(102)
Total	1,672	2,056		858		858	1,272		814	784		57	51	57		(59)	(69)
Pension plans with accumulated benefit obligations in excess of plan assets, projected benefit obligation	4,271	4,831
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	4,243	4,802
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	$ 3,450	$ 3,173